Trade and other receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables.
Trade receivables, net of expected credit loss allowance, Current	£ 1,352	£ 1,487
Total trade receivables, net of expected credit loss allowance	1,352	1,487
Other prepayments and accrued income, Current	107	106
Total other prepayments and accrued income	107	106
Employee loans and advances, Current	5	6
Total employee loans and advances	5	6
Other third-party receivables, Current	392	282
Other third-party receivables, Non-Current	114	132
Total other third-party receivables	506	414
Trade and other receivables, Current	1,856	1,881
Trade and other receivables, non-current	114	132
Total trade and other receivables	£ 1,970	£ 2,013